Non-cash Transactions	12 Months Ended
Dec. 31, 2022
Non Cash Transaction From Financing Activities [Abstract]
Non Cash Transactions
35.
NON-CASH TRANSACTIONS

Except for those disclosed in other notes, the Company entered into the following non-cash investing and financing activities:

	Year Ended December 31
Investing activities	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Additions of property, plant and equipment	$25,195	$35,613	$31,265
Changes in other payables	(1,684)	(280)	270
Payments for acquisition of property, plant and equipment	$23,511	$35,333	$31,535

Additions of investment properties	$1,359	$1	$18
Trade-in investment properties from asset exchange transaction (Note 16)	(1,305)	—	—
Payments for acquisition of investment properties	$54	$1	$18

Additions of intangible assets	$48,605	$256	$1,893
Changes in other assets	(1,000)	—	—
Payments for acquisition of intangible assets	$47,605	$256	$1,893

The carrying amounts of disposal of property, plant and equipment	$307	$30	$21
Gain (loss) on disposal of property, plant and equipment	1,428	(3)	(5)
Trade-in investment properties from asset exchange transaction (Note 16)	(1,305)	—	—
Changes in other payables	(80)	—	—
Changes in other current monetary assets	(31)	—	—
Proceeds from disposal of property, plant and equipment	$319	$27	$16

The carrying amounts of disposal of financial assets at fair value through other comprehensive income	$568	$2,705	$—
Changes in other current monetary assets	(271)	271	—
Reclassified to investment accounted for using equity method	—	(64)	—
Proceeds from disposal of financial assets at fair value through other comprehensive income	$297	$2,912	$—

Financing activities

			Changes in Non-Cash Transactions
	Balance on January 1, 2020	Cash Flows from Financing Activities	New Leases	Acquired by Business Combination (Note 14)	Others	Cash Flows from Operation Activities - Interest Paid	Balance on December 31, 2020
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Lease liabilities	$9,758	$(3,683)	$3,796	$71	$(265)	$(80)	$9,597

			Changes in Non-Cash Transactions
	Balance on January 1, 2021	Cash Flows from Financing Activities	New Leases	Others	Cash Flows from Operation Activities - Interest Paid	Balance on December 31, 2021
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Lease liabilities	$9,597	$(3,729)	$4,669	$(195)	$(69)	$10,273

			Changes in Non-Cash Transactions
	Balance on January 1, 2022	Cash Flows from Financing Activities	New Leases	Others	Cash Flows from Operation Activities - Interest Paid	Balance on December 31, 2022
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Lease liabilities	$10,273	$(3,777)	$4,369	$(117)	$(75)	$10,673